Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1) (2)	Value of Initial Fixed $100 Investment Based on		Net Income ($ thousands)	Company Selected Measure (4)	SUPPLEMENTAL MEASURE:
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)			3-Year Return on Average Equity (4)
2025	5,016,745	11,060,365	1,141,307	1,967,092	139.04	152.43	181,100	N/A	7.4%
2024	4,811,089	5,162,068	1,140,889	1,160,680	93.44	105.74	224,100	N/A	7.5%
2023	3,110,602	2,386,099	886,745	720,910	84.56	92.96	194,131	N/A	7.7%
2022	3,375,572	2,901,778	1,472,753	1,398,178	94.09	98.79	212,600	N/A	7.4%
2021	3,445,367	1,956,479	1,134,364	813,050	86.70	97.40	186,840	N/A	8.5%

Company Selected Measure Name	Net income
Named Executive Officers, Footnote	In 2023 to 2025, Brian Bird was our PEO, and in 2021 and 2022, Robert Rowe was our PEO. For 2023 to 2025, our other NEOs were Crystal Lail, Shannon Heim, John Hines, and Bobbi Schroeppel. For 2022, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame and Curtis Pohl. For 2021, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame, Curtis Pohl and Bobbi Schroeppel.
Peer Group Issuers, Footnote	The peer group used for purposes of calculating cumulative TSR for 2025 was updated to remove PNM Resources, Inc., following its acquisition and to add MDU Resources Group, Inc. The peer group used for 2021–2024 reflects the peer group in effect for those respective years. Our Peer Group discussion begins on page 34.
PEO Total Compensation Amount	$ 5,016,745	$ 4,811,089	$ 3,110,602	$ 3,375,572	$ 3,445,367
PEO Actually Paid Compensation Amount	$ 11,060,365	5,162,068	2,386,099	2,901,778	1,956,479
Adjustment To PEO Compensation, Footnote	The amounts shown for CAP have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by the Company's NEOs; instead, these amounts reflect the totals in the Summary Compensation Table with certain adjustments as described in the tables on the following page. The following tables include the adjustments that were necessary to arrive at CAP for our PEO and non-NEOs during 2025, as represented in the CAP table above.

Adjustments to Determine CAP for PEO	2025
Summary Compensation Table (SCT) Total	$5,016,745
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(41,647)
Increase for "Service Cost" for Pension Plans	$11,072
Deduction for stock awards amounts reported in the SCT	$(2,700,022)
Fair value of current year equity awards at year-end	$4,884,943
Change in value of prior years' awards unvested at year-end	$2,926,995
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$962,279
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$6,043,620
CAP Total	$11,060,365

Adjustments to Determine Average CAP for Non-PEO NEOs	2025
Summary Compensation Table (SCT) Total	$1,141,307
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(54,672)
Increase for "Service Cost" for Pension Plans	$15,768
Deduction for stock awards amounts reported in the SCT	$(357,085)
Fair value of current year equity awards at year-end	$665,926
Change in value of prior years' awards unvested at year-end	$439,996
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$115,852
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$825,785
CAP Total	$1,967,092

Non-PEO NEO Average Total Compensation Amount	$ 1,141,307	1,140,889	886,745	1,472,753	1,134,364
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,967,092	1,160,680	720,910	1,398,178	813,050
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for CAP have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by the Company's NEOs; instead, these amounts reflect the totals in the Summary Compensation Table with certain adjustments as described in the tables on the following page. The following tables include the adjustments that were necessary to arrive at CAP for our PEO and non-NEOs during 2025, as represented in the CAP table above.

Adjustments to Determine CAP for PEO	2025
Summary Compensation Table (SCT) Total	$5,016,745
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(41,647)
Increase for "Service Cost" for Pension Plans	$11,072
Deduction for stock awards amounts reported in the SCT	$(2,700,022)
Fair value of current year equity awards at year-end	$4,884,943
Change in value of prior years' awards unvested at year-end	$2,926,995
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$962,279
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$6,043,620
CAP Total	$11,060,365

Adjustments to Determine Average CAP for Non-PEO NEOs	2025
Summary Compensation Table (SCT) Total	$1,141,307
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(54,672)
Increase for "Service Cost" for Pension Plans	$15,768
Deduction for stock awards amounts reported in the SCT	$(357,085)
Fair value of current year equity awards at year-end	$665,926
Change in value of prior years' awards unvested at year-end	$439,996
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$115,852
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$825,785
CAP Total	$1,967,092

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Total Shareholder Return (including Peer Group TSR)

As illustrated by the graphic to the left, as our TSR rose and fell from 2021 to 2025, so too did the CAP to our PEO and our other NEOs. Indeed, there appears to be a high correlation between CAP and TSR. In 2021, the value of a $100 investment in our common stock actually declined to approximately $87 over the course of the year. When our TSR increased in 2022, fell in 2023 and then increased again in 2024, and substantially increased in 2025, the CAP showed similar correlation.

Compensation Actually Paid vs. Net Income

CAP vs. Net Income
Net Income does not appear to have the same correlative relationship with CAP as TSR does. As illustrated in the graphic to the right, CAP increased considerably from 2021 to 2022, but net income declined. Then, CAP decreased in 2023, before increasing significantly again 2024 and 2025, even though net income increased in 2023 and 2024, and then declined in 2025. It appears as if CAP for one year increases or decreases based on the prior year’s net income. We use net income as a metric in our annual cash incentive, which is a smaller percentage of the overall compensation package, and is not paid (or valued for CAP purposes), until the results are known the following year, perhaps suggesting a one-year delay between net income and CAP.

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Net Income
Net Income does not appear to have the same correlative relationship with CAP as TSR does. As illustrated in the graphic to the right, CAP increased considerably from 2021 to 2022, but net income declined. Then, CAP decreased in 2023, before increasing significantly again 2024 and 2025, even though net income increased in 2023 and 2024, and then declined in 2025. It appears as if CAP for one year increases or decreases based on the prior year’s net income. We use net income as a metric in our annual cash incentive, which is a smaller percentage of the overall compensation package, and is not paid (or valued for CAP purposes), until the results are known the following year, perhaps suggesting a one-year delay between net income and CAP.

Total Shareholder Return Vs Peer Group

CAP vs. Total Shareholder Return (including Peer Group TSR)

As illustrated by the graphic to the left, as our TSR rose and fell from 2021 to 2025, so too did the CAP to our PEO and our other NEOs. Indeed, there appears to be a high correlation between CAP and TSR. In 2021, the value of a $100 investment in our common stock actually declined to approximately $87 over the course of the year. When our TSR increased in 2022, fell in 2023 and then increased again in 2024, and substantially increased in 2025, the CAP showed similar correlation.

Tabular List, Table

Most Important Performance Measures
Earnings Per Share (3-year period)	Net Income	Relative Total Shareholder Return (3-year period)	Return on Average Equity (3-year period)

Total Shareholder Return Amount	$ 139.04	93.44	84.56	94.09	86.70
Peer Group Total Shareholder Return Amount	152.43	105.74	92.96	98.79	97.40
Net Income (Loss)	$ 181,100,000	$ 224,100,000	$ 194,131,000	$ 212,600,000	$ 186,840,000
PEO Name	Brian Bird	Brian Bird	Brian Bird	Robert Rowe	Robert Rowe
Additional 402(v) Disclosure	Net income is the only single-year financial measure we use to link CAP to our NEOs for the most recently completed fiscal year. We use several multi-year performance measures as listed in the Most Important Performance Measures table on page 63. We have supplemented the information provided in the CAP table with one of these multi-year measures — ROAE over a three-year period.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share(3-year period)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return(3-year period)
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

SUPPLEMENTAL INFORMATION — CAP vs. Return on Average Equity
ROAE does not appear to have a correlative relationship with CAP. The pattern in the graphic to the left illustrates that ROAE has remained relatively consistent over the past five years even though CAP has fluctuated. While ROAE is a metric we use in our long-term equity incentive awards, it is a secondary metric and does not drive the performance under those awards as much as TSR does. Thus, ROAE contributes less to the CAP to our executives.

Other Performance Measure, Amount	0.074	0.075	0.077	0.074	0.085
Name	Return on Average Equity(3-year period)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,043,620
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,647)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,072
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,700,022)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,884,943
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,926,995
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	962,279
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	825,785
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,672)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,768
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(357,085)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	665,926
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	439,996
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,852
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0